Accounts Payable and Accrued Liabilities (Detail) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Payables And Accruals [Abstract]
Accounts payable	$ 1,592,630	$ 599,495
Accrued expenses	2,141,812	2,174,267
Taxes payable	217,460	184,575
Employee incentive payable	145,549	647,593
Other employee payables	1,290,289	715,985
Other current liabilities	65,968	56,186
Total	$ 5,453,708	$ 4,378,101